Ordinary Shares - Activities of the Group's Class A ordinary shares and Class B ordinary shares (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 15, 2023	Mar. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2020	Dec. 31, 2019	Aug. 28, 2014
Ordinary Shares
Beginning Balance			$ 970,565	$ 962,167
Cancellation of Treasury (in shares)	(1,200,794)	(2,753,167)
Ending Balance			$ 1,007,448	$ 970,565
Ordinary shares, par value			$ 0.00005	$ 0.00005	$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005
Common Stock
Ordinary Shares
Beginning Balance (in shares)			574,592,599	578,546,560
Beginning Balance			$ 29	$ 29
Cancellation of Treasury (in shares)				(3,953,961)
Ending Balance (in shares)			574,592,599	574,592,599
Ending Balance			$ 29	$ 29
Common Class A
Ordinary Shares
Ordinary shares, par value			$ 0.00005	$ 0.00005		$ 0.00005
Common Class A | Common Stock
Ordinary Shares
Beginning Balance (in shares)			504,387,299	499,146,560
Beginning Balance			$ 25	$ 25
Cancellation of Treasury (in shares)				(3,953,961)
Conversion of Class B ordinary shares to Class A ordinary shares				9,194,700
Ending Balance (in shares)			504,387,299	504,387,299
Ending Balance			$ 25	$ 25
Common Class B
Ordinary Shares
Ordinary shares, par value			$ 0.00005	$ 0.00005
Common Class B | Common Stock
Ordinary Shares
Beginning Balance (in shares)			70,205,300	79,400,000
Beginning Balance			$ 4	$ 4
Cancellation of Treasury (in shares)			0	0
Conversion of Class B ordinary shares to Class A ordinary shares			0	(9,194,700)
Ending Balance (in shares)			70,205,300	70,205,300
Ending Balance			$ 4	$ 4
Class A ordinary shares and Class B ordinary shares | Common Stock
Ordinary Shares
Beginning Balance (in shares)			574,592,599	578,546,560
Beginning Balance			$ 29	$ 29
Cancellation of Treasury (in shares)				(3,953,961)
Ending Balance (in shares)			574,592,599	574,592,599
Ending Balance			$ 29	$ 29